Note 10 - Long-term Debt	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Long-term Debt [Text Block]
10.
Long-Term Debt:

The amounts shown in the accompanying consolidated balance sheets consist of the following:

Borrower(s)			December 31, 2018	December 31, 2019
A.	Term Loans:
	1.	Mas Shipping Co.	9,125	-
	2.	Montes Shipping Co. and Kelsen Shipping Co.	32,000	22,000
	3.	Costamare Inc.	-	-
	4.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	147,702	-
	5.	Raymond Shipping Co. and Terance Shipping Co.	94,135	-
	6.	Costamare Inc.	-	-
	7.	Uriza Shipping S.A.	28,167	23,833
	8.	Costis Maritime Corporation, Christos Maritime Corporation and Capetanissa Maritime Corporation	77,875	65,375
	9.	Rena Maritime Corporation, Finch Shipping Co. and Joyner Carriers S.A.	21,280	18,080
	10.	Nerida Shipping Co.	15,375	13,575
	11.	Costamare Inc.	198,986	155,195
	12.	Singleton Shipping Co. and Tatum Shipping Co.	47,200	44,000
	13.	Reddick Shipping Co. and Verandi Shipping Co.	25,000	20,120
	14.	Costamare. Inc.	55,000	36,385
	15.	Credit Facility	-	-
	16.	Bastian Shipping Co. and Cadence Shipping Co.	-	128,400
	17.	Adele Shipping Co.	-	66,500
	18.	Raymond Shipping Co., Terance Shipping Co. and Undine Shipping Co.	-	147,110
	19.	Quentin Shipping Co. and Sander Shipping Co.	-	91,239
		Total Term Loans	$751,845	$831,812
B.	Other financing arrangements		564,709	594,350
		Total long-term debt	$1,316,554	$1,426,162
		Less: Deferred financing costs	(8,148)	(9,012)
		Total long-term debt, net	1,308,406	1,417,150
		Less: Long-term debt current portion	(151,546)	(213,022)
		Add: Deferred financing costs, current portion	2,384	2,277
		Total long-term debt, non-current, net	$1,159,244	$1,206,405

A. Term Loans:

1.
In
January 2008,
Mas Shipping Co., a wholly-owned subsidiary of the Company, entered into a loan agreement with a bank for an amount of up to
$75,000
in order to partly finance the acquisition cost of the vessel
Kokura
. On
August 3, 2017,
the Company prepaid the amount of
$1,000
on the then outstanding balance.
On
February 16, 2018,
Mas Shipping Co. entered into a supplemental agreement with the bank pursuant to which Mas Shipping Co. repaid
$1,000
in
February 2018
and the bank agreed to extend the maturity of the loan until
February 2019.
During the year ended
December 31, 2019,
the outstanding balance of the loan of
$9,125
was fully repaid.

2.
In
December 2007,
Montes Shipping Co. and Kelsen Shipping Co. entered into a loan agreement with a bank for an amount of up to
$150,000
in the aggregate (
$75,000
each) on a joint and several basis in order to partly finance the acquisition cost of the vessels
Maersk Kawasaki
and
Kure
. On
January 27, 2016,
both companies (each a subsidiary of the Company) entered into a supplemental agreement with the bank in order to extend the repayment of the then outstanding loan amount of
$66,000
and amend the repayment schedule. On
June 19, 2017,
the Company prepaid
$6,000
on the then outstanding balance. As of
December 31, 2019,
the outstanding balance of the loan of
$22,000
is repayable in
2
consecutive semi-annual installments of
$5,000,
each from
June 2020
until
December 2020
and a balloon payment of
$12,000
payable together with the last installment.

3.
In
November 2010,
Costamare entered into a term loan agreement with a consortium of banks for an amount of up to
$120,000,
which was available for drawing for a period up to
18
months. Up to
May 25, 2012,
the Company had drawn the amount of
$38,500
(Tranche A), the amount of
$42,000
(Tranche B), the amount of
$21,000
(Tranche C), the amount of
$7,470
(Tranche D) and the amount of
$7,470
(Tranche E) under this term loan agreement in order to finance part of the acquisition cost of the vessels
MSC Romanos
,
MSC Methoni
,
MSC Ulsan
,
MSC Koroni
and
MSC Itea
, respectively.
Tranches A, D and E of the loan have been fully repaid in prior years
. During the year ended
December 31, 2018,
the Company fully repaid the then outstanding loan amount of
$19,425
of Tranches B and C.

4.
In
August 2011,
Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co., wholly-owned subsidiaries of Costamare, concluded a credit facility with a consortium of banks, as joint-and-several borrowers, for an amount of up to
$229,200
to finance part of the construction cost of their respective vessels. The facility has been drawn down in three
tranches. On
July 17, 2019,
the Company fully repaid the outstanding balance of
$48,385
relating to
Vantage
and on
July 26, 2019,
the Company fully repaid the outstanding balance of
$90,403
in aggregate relating to
Valor
and
Valiant
.

5.
In
October 2011,
Raymond Shipping Co. and Terance Shipping Co., wholly-owned subsidiaries of the Company, concluded a credit facility with a consortium of banks, as joint and several borrowers, for an amount of up to
$152,800
to finance part of the acquisition cost of their respective vessels. On
July 17, 2019,
the Company fully repaid the outstanding balance of
$88,678
in aggregate relating to
Valence
and
Value
.

6.
In
October 2011,
the Company concluded a loan facility with a bank for an amount of up to
$120,000,
in order to partly finance the aggregate market value of
eleven
vessels in its fleet. The Company repaid in
July 2016
the amount of
$3,835
due to the sale of the container vessel
Karmen
, in
February 2017,
the amount of
$4,918
due to the sale of the container vessel
Marina
and in
October 2018,
the amount of
$4,586
due to the sale of the container vessel
MSC Koroni
. During the year ended
December 31, 2018,
the Company fully repaid the then outstanding loan amount of
$24,966.

7.
On
May 6, 2016,
Uriza Shipping S.A., entered into a loan agreement with a bank for an amount of up to
$39,000
for general corporate purposes. On
May 11, 2016
the Company drew the amount of
$39,000.
As of
December 31, 2019
, the outstanding balance of
$23,833
is repayable in
6
equal quarterly installments of
$1,083.3,
from
February 2020
to
May 2021
and a balloon payment of
$17,333.3
payable together with the last installment.

8.
In
May 2008,
Costis Maritime Corporation and Christos Maritime Corporation entered into a loan agreement with a bank for an amount of up to
$150,000
in the aggregate (
$75,000
each) on a joint and several basis in order to partly finance the acquisition cost of the vessels
York
and
Sealand Washington
. In
June 2006,
Capetanissa Maritime Corporation entered into a loan agreement with a bank for an amount of up to
$90,000,
in order to partly finance the acquisition cost of the vessel
Cosco Beijing
. On
August 10, 2016,
Costis Maritime Corporation, Christos Maritime Corporation and Capetanissa Maritime Corporation
entered into a loan agreement with a bank in order to extend the repayment and amend the repayment profile of the then outstanding loans in the amounts of
$116,500
in aggregate. On
July 21, 2017,
the Company prepaid the amount of
$4,000
and on
June 26, 2018,
the Company prepaid another
$4,000.
As of
December 31, 2019,
the outstanding balance of
$65,375
is repayable in
7
equal quarterly installments of
$3,125,
from
February 2020
to
August 2021
and a balloon payment of
$43,500
payable together with the last installment.

9.
In
February 2006,
Rena Maritime Corporation entered into a loan agreement with a bank for an amount of up to
$90,000
in order to partly finance the acquisition cost of the vessel
Cosco Guangzhou
. On
December 22, 2016,
Rena Maritime Corporation, Finch Shipping Co. and Joyner Carriers S.A.
entered into a new loan agreement with a bank in order to fully refinance the then outstanding loan of
$37,500
and finance the working capital needs of the
Finch Shipping Co. and Joyner Carriers S.A
. As of
December 31, 2019
the outstanding balance of
$18,080
is repayable in
8
equal quarterly installments of
$800,
from
March 2020
to
December 2021
and a balloon payment of
$11,680
payable together with the last installment. As of
December 31, 2019,
the vessel
Neapolis
was classified as “held for sale” (Note
6
and
21
(e)) and the amount of
$1,384
is included in the Current portion of long-term debt, net of deferred financing costs in the accompanying
2019
balance sheet.

10.
On
August 1, 2017,
Nerida Shipping Co. entered into a loan agreement with a bank for an amount of up to
$17,625
for the purpose of financing general corporate purposes relating to
Maersk Kowloon
. On
August 3, 2017
the Company drew the amount of
$17,625.
As of
December 31, 2019,
the outstanding balance of
$13,575
is repayable in
11
equal quarterly installments of
$450,
from
February 2020
to
July 2022
and a balloon payment of
$8,625
payable together with the last installment.

11.
On
March 7, 2018,
the Company entered into a loan agreement with a bank for an amount of
$233,000
in order to partially refinance the Credit Facility discussed in Note
10.A.15
below. The facility has been drawn down in
two
tranches on
March 23, 2018.
The Company prepaid on
May 29, 2018
the amount of
$4,477
due to the sale of the container vessel
Itea
and also prepaid on
March 22, 2019
the amount of
$5,805
due to the sale of the container vessel
Piraeus
. As of
December 31, 2019,
the outstanding balance of
$155,195
is repayable in
6
six
equal quarterly installments of
$11,870.5,
from
March 2020
to
June 2021
and a balloon payment of
$83,971.4
payable together with the last installment. As of
December 31, 2019,
the vessel
Zagora
was classified as “held for sale” (Note
6
) and the amount of
$1,000
is included in the Current portion of long-term debt, net of deferred financing costs in the accompanying
2019
balance sheet.

12.
On
July 17, 2018,
Tatum Shipping Co. and Singleton Shipping Co. entered into a loan agreement with a bank for an amount of up to
$48,000,
for the purpose of financing general corporate purposes relating to the vessels
Megalopolis
and
Marathopolis
(Note
6
). The facility has been drawn down in
two
tranches on
July 20, 2018
and
August 2, 2018.
As of
December 31, 2019,
the outstanding balance of Tranche A of
$22,000
is repayable in
23
equal quarterly installments of
$400,
from
January 2020
to
June 2025
and a balloon payment of
$12,800
payable together with the last installment. As of
December 31, 2019,
the outstanding balance of Tranche B of
$22,000
is repayable in
23
equal quarterly installments of
$400,
from
February 2020
to
July 2025
and a balloon payment of
$12,800
payable together with the last installment.

13.
On
October 26, 2018,
Reddick Shipping Co. and Verandi Shipping Co., entered into a loan agreement with a bank for an amount of up to
$25,000,
for the purpose of financing general corporate purposes relating to the vessels
Maersk Kleven
and
Maersk Kotka
(Note
6
). The facility has been drawn down in
two
tranches on
October 30, 2018.
As of
December 31, 2019,
the outstanding balance of each tranche of
$10,060
is repayable in
6
equal quarterly installments of
$610
each, from
January 2020
to
April 2021
and a balloon payment of
$6,400
each payable together with the last installment.

14.
On
November 27, 2018,
the Company entered into a loan agreement with a bank for an amount of
$55,000
in order to refinance the term loan discussed in Note
10.A.6
above and fully repay the loan discussed in Note
10.A.3.
The facility has been drawn down in
two
tranches. Tranche A of
$28,000
was drawn down on
November 30, 2018
and Tranche B (the revolving part of the loan) of
$27,000
was drawn down on
December 11, 2018.
During the year ended
December 31, 2019
and following the sale of the vessels
MSC Pylos
,
Sierra II
,
Reunion
and
Namibia II
, the Company prepaid in aggregate, the amount of
$10,615.
As of
December 31, 2019,
the outstanding balance of Tranche A of
$20,000
is repayable in
16
variable quarterly installments, from
February 2020
to
November 2023.
As of
December 31, 2019,
the outstanding balance of Tranche B of
$16,385
is payable in
November 2023.

15.
In
July 2008,
the Company signed a loan agreement with a consortium of banks, for a
$1,000,000
Credit Facility (the “Facility”) for general corporate and working capital purposes. The Facility bore interest at the three, six, nine
or
12
months (at the Company’s option) LIBOR plus margin.
On
September 28, 2016,
the Company entered into a
ninth
supplemental agreement, which extended the Facility maturity date to
June 30, 2021
and mortgaged
four
additional vessels in favor of the lending banks. Following the sale of
Mandraki
and
Mykonos
, the Company prepaid the amounts of
$9,388
and
$9,326
on
August 16, 2017
and
September 14, 2017,
respectively.
During the year ended
December 31, 2018,
the Company partially refinanced the outstanding loan amount of
$299,837
under the Facility with a new loan facility (Note
10.A.11
) and fully prepaid the remaining outstanding loan amount.

16.
On
June 18, 2019,
Bastian Shipping Co. and Cadence Shipping Co., entered into a loan agreement with a bank for an amount of up to
$136,000,
for the purpose of financing the acquisition costs of
MSC Ajaccio
and
MSC Amalfi
(Note
11
) and general corporate purposes relating to the
two
vessels. The facility was drawn down in
two
tranches on
June 24, 2019.
As of
December 31, 2019,
the aggregate outstanding balance of the
two
tranches of
$128,400
is repayable in
30
variable quarterly installments, from
March 2020
to
June 2027
and a balloon payment per tranche of
$14,400
payable together with the last installment.

17.
On
June 24, 2019,
Adele Shipping Co. entered into a loan agreement with a bank for an amount of up to
$68,000,
for the purpose of financing the acquisition cost of
MSC Azov
(Note
11
) and general corporate purposes relating to the vessel. The facility was drawn down on
July 12, 2019.
As of
December 31, 2019,
the outstanding balance of the loan of
$66,500
is repayable in
27
equal quarterly installments of
$1,500,
from
January 2020
to
July 2026
and a balloon payment of
$26,000
payable together with the last installment.

18.
On
June 28, 2019,
the Company entered into a loan agreement with a bank for an amount of up to
$150,000,
in order to partially refinance the term loan discussed in Note
10.A.4
and fully refinance the term loan discussed in Note
10.A.5
above. The facility was drawn down in
three
tranches on
July 15, 2019.
As of
December 31, 2019,
the outstanding balance of each tranche of
$49,036.7,
is repayable in
23
equal quarterly installments of
$963.3
from
January 2020
to
July 2025
and a balloon payment of
$26,880,
each payable together with the last installment.

19.
On
July 18, 2019,
the Company entered into a loan agreement with a bank for an amount of up to
$94,000,
in order to partially refinance the term loan discussed in Note
10.A.4
above. The facility was drawn down in
two
tranches on
July 26, 2019.
As of
December 31, 2019,
the outstanding balance of each tranche of
$45,619.3,
is repayable in
23
variable quarterly installments from
January 2020
to
July 2025
and a balloon payment of
$21,364
each payable together with the last installment.

The term loans discussed above bear interest at LIBOR plus a spread and are secured by, inter alia, (a)
first
-priority mortgages over the financed vessels, (b)
first
priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may
be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, as to additional indebtedness and as to further mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses in the range of
105%
to
130%,
restrictions on dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend and may
also require the Company to maintain minimum liquidity, minimum net worth, interest coverage and leverage ratios, as defined.

B. Other Financing Arrangements

1.
In
August 2018,
the Company, through
five
wholly-owned subsidiaries, entered into
five
pre and post-delivery financing agreements with a financial institution for the five
newbuild containerships (Note
6
). The Company is required to repurchase each underlying vessel at the end of the lease and as such it has assessed that under ASC
606,
the advances paid for the vessels under construction are
not
derecognized and the amounts received are accounted for as financing arrangements (Note
2
). As a result of this transaction, an amount of
$98,421
(out of the total financial arrangement of approximately
$0.4
billion) was recognized as a financial liability as of
December 31, 2019.
The financing arrangements bear fixed interest and the interest expense incurred for the year ended
December 31, 2019
amounted to
$2,459
(
$483
for the year ended
December 31, 2018),
in the aggregate, and is capitalized in “Vessels and advances, net” in the accompanying
2019
consolidated balance sheet. The total financial liability under these financing agreements will be repayable in
121
monthly installments beginning upon vessel delivery date including the amount of purchase obligation at the end of the agreements.

2.
On
November 12, 2018,
the Company, as discussed in Notes
6
and
9
above, entered into a Share Purchase Agreement with York. As at that date, the Company assumed the financing agreements that the five
ship-owning companies had entered into for their vessels along with the obligation to pay the remaining part of the consideration under the provisions of the Share Purchase Agreement within the next
18
months from the date of the transaction. According to the financing arrangements, the Company is required to repurchase each underlying vessel at the end of the lease and as such it has assessed that under ASC
606
and ASC
840
the assumed financial liability is accounted for as a financing arrangement.
The amount payable to York has been accounted for under ASC
480
-Distinguishing liabilities from equity and has been measured under ASC
835
-
30
- Imputation of interest in accordance with the interest method. As at
December 31, 2019,
the aggregate outstanding amount of the
five
financing arrangements and the obligation under the Share Purchase Agreement with York described above after the issuance of common stock described in (Note
9
), was
$495,929,
and is repayable in various installments
from
January 2020
to
October 2028
and a balloon payment for each of the
five
financing arrangements of
$32,022,
payable together with the last installment. The financing arrangements bear fixed interest and for the year ended
December 31, 2019,
the interest expense incurred amounted to
$31,196
(
$4,429
for the period from
November 12, 2018
to
December 31, 2018),
in aggregate, and is included in Interest and finance costs in the accompanying
2019
consolidated statement of income.

The annual repayments under the Term Loans and Other Financing Arrangements after
December 31, 2019,
giving effect to the term-loans discussed in Note
10.A.9
and
10.A.11,
are in the aggregate as follows:

Year ending December 31,	Amount
2020	$213,022
2021	290,646
2022	92,678
2023	101,284
2024	80,944
2025 and thereafter	647,588
Total	$1,426,162

The interest rate of Costamare’s long-term debt as at
December 31, 2017,
2018
and
2019,
was in the range of
2.30%
-
5.98%,
3.66%
-
6.42%
and
3.75%
-
6.34%,
respectively. The weighted average interest rate of Costamare’s long-term debt as at
December 31, 2017,
2018
and
2019,
was
4.9%,
5.3%
and
4.8%,
respectively.

Total interest expense incurred on long-term debt including the effect of the hedging interest rate swaps (discussed in Notes
16
and
18
) and capitalized interest for the years ended
December 31, 2017,
2018
and
2019,
amounted to
$45,222,
$40,412
and
$71,293,
respectively. Of the above amounts,
$45,222,
$40,412
and
$71,293
are included in Interest and finance costs in the accompanying consolidated statements of income for the years ended
December 31, 2017,
2018
and
2019,
respectively, whereas in
2018
an amount of
$808
is capitalized and included in (a) Vessels and Advances, net (
$797
) and (b) the statement of comprehensive income (
$11
), representing net settlements on interest rate swaps qualifying for cash flow hedge, in the consolidated balance sheet as of
December 31, 2018.
In
2019,
an amount of
$2,459
is capitalized and included in Vessels and Advances, net in the consolidated balance sheet as of
December 31, 2019.

C. Financing Costs

The amounts of financing costs included in the loan balances and finance lease liabilities (Note
11
) are as follows
:

Balance, January 1, 2018	$6,797
Additions	7,584
Amortization and write-off	(2,907)
Balance, December 31, 2018	$11,474
Additions	3,891
Amortization and write-off	(4,491)
Balance, December 31, 2019	$10,874
Less: Current portion of financing costs	(2,839)
Financing costs, non-current portion	$8,035

Financing costs represent legal fees and fees paid to the lenders for the conclusion of the Company’s financing. The amortization and write-off of loan financing costs is included in interest and finance costs in the accompanying consolidated statements of income (Note
16
).